AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)

Long Positions - 86.5%

Common Stocks - 86.5%

Aerospace & Defense - 3.5%
BWX Technologies, Inc.(a)	16,769	1,822,790
Curtiss-Wright Corp.(a)	5,317	1,747,645
General Dynamics Corp.(a)	5,726	1,730,397
HEICO Corp.(a)	6,953	1,818,071
Lockheed Martin Corp.(a)	2,863	1,673,595
Northrop Grumman Corp.(a)	3,272	1,727,845
RTX Corp.(a)	14,315	1,734,406
Textron, Inc.(a)	19,223	1,702,773
		13,957,522
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	16,360	1,805,653

Automobile Components - 0.9%
BorgWarner, Inc.	50,716	1,840,484
Fox Factory Holding Corp.*(a)	43,354	1,799,191
		3,639,675
Beverages - 0.4%
Coca-Cola Co. (The)	23,722	1,704,663

Biotechnology - 2.5%
AbbVie, Inc.(a)	8,589	1,696,156
Amgen, Inc.(a)	5,317	1,713,191
BioMarin Pharmaceutical, Inc.*(a)	18,814	1,322,436
Gilead Sciences, Inc.(a)	22,086	1,851,690
Sarepta Therapeutics, Inc.*(a)	12,270	1,532,400
United Therapeutics Corp.*	4,908	1,758,782
		9,874,655
Broadline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	17,996	1,749,211

Capital Markets - 1.8%
Cboe Global Markets, Inc.(a)	8,180	1,675,837
CME Group, Inc.(a)	8,180	1,804,917
Interactive Brokers Group, Inc., Class A(a)	13,497	1,880,942
LPL Financial Holdings, Inc.(a)	7,362	1,712,622
		7,074,318
Chemicals - 2.2%
CF Industries Holdings, Inc.(a)	20,859	1,789,702
DuPont de Nemours, Inc.(a)	20,859	1,858,746
FMC Corp.(a)	26,176	1,726,045
Mosaic Co. (The)(a)	58,896	1,577,235
NewMarket Corp.(a)	3,272	1,805,784
		8,757,512
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.*(a)	6,953	1,680,610
MSA Safety, Inc.(a)	9,407	1,668,237
Republic Services, Inc., Class A(a)	8,180	1,642,871

Commercial Services & Supplies
Waste Management, Inc.(a)	8,180	1,698,168
		6,689,886
Communications Equipment - 1.8%
Cisco Systems, Inc.(a)	33,538	1,784,892
F5, Inc.*(a)	8,589	1,891,298
Juniper Networks, Inc.(a)	43,763	1,705,882
Motorola Solutions, Inc.(a)	4,090	1,838,987
		7,221,059
Construction & Engineering - 0.5%
MDU Resources Group, Inc.(a)	67,894	1,860,974

Consumer Finance - 0.4%
FirstCash Holdings, Inc.(a)	14,724	1,690,315

Consumer Staples Distribution & Retail - 0.9%
Kroger Co. (The)(a)	32,311	1,851,421
Sprouts Farmers Market, Inc.*(a)	16,769	1,851,465
		3,702,886
Containers & Packaging - 1.8%
Amcor plc(a)	152,966	1,733,105
Crown Holdings, Inc.	19,223	1,843,101
Packaging Corp. of America(a)	8,180	1,761,972
Silgan Holdings, Inc.(a)	33,538	1,760,745
		7,098,923
Distributors - 0.4%
Genuine Parts Co.(a)	11,861	1,656,744

Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	26,585	1,689,477

Diversified REITs - 0.4%
WP Carey, Inc., REIT(a)	28,630	1,783,649

Diversified Telecommunication Services - 0.9%
AT&T, Inc.(a)	86,708	1,907,576
Verizon Communications, Inc.(a)	41,309	1,855,187
		3,762,763
Electric Utilities - 2.2%
Alliant Energy Corp.(a)	29,448	1,787,199
Duke Energy Corp.(a)	15,133	1,744,835
Pinnacle West Capital Corp.(a)	19,632	1,739,199
TXNM Energy, Inc.(a)	41,718	1,825,997
Xcel Energy, Inc.	28,221	1,842,831
		8,940,061
Electrical Equipment - 0.4%
Sensata Technologies Holding plc(a)	44,990	1,613,341

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*	12,679	1,684,152
Avnet, Inc.(a)	31,084	1,688,172
Corning, Inc.(a)	40,082	1,809,702
Crane NXT Co.(a)	29,448	1,652,033
TD SYNNEX Corp.(a)	13,906	1,669,833

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.*(a)	4,090	1,790,029
		10,293,921
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A	48,262	1,744,671

Entertainment - 0.4%
Endeavor Group Holdings, Inc., Class A	62,168	1,775,518

Food Products - 2.6%
Bunge Global SA(a)	17,178	1,660,082
Campbell Soup Co.(a)	34,356	1,680,696
Flowers Foods, Inc.(a)	74,847	1,726,720
General Mills, Inc.(a)	24,131	1,782,074
Kraft Heinz Co. (The)(a)	47,853	1,680,119
McCormick & Co., Inc. (Non-Voting)	21,677	1,784,017
		10,313,708
Ground Transportation - 0.4%
CSX Corp.(a)	50,716	1,751,223

Health Care Providers & Services - 5.0%
agilon health, Inc.*(a)	406,955	1,599,333
Cencora, Inc.(a)	7,362	1,657,039
Centene Corp.*(a)	21,677	1,631,845
Chemed Corp.(a)	2,863	1,720,577
Cigna Group (The)(a)	4,908	1,700,327
Elevance Health, Inc.(a)	3,272	1,701,440
HealthEquity, Inc.*(a)	22,495	1,841,216
Humana, Inc.(a)	4,908	1,554,560
McKesson Corp.(a)	3,272	1,617,742
Molina Healthcare, Inc.*(a)	4,908	1,691,100
Quest Diagnostics, Inc.(a)	11,043	1,714,426
UnitedHealth Group, Inc.(a)	2,863	1,673,939
		20,103,544
Health Care REITs - 1.4%
Omega Healthcare Investors, Inc., REIT(a)	43,354	1,764,508
Sabra Health Care, Inc., REIT(a)	101,841	1,895,261
Welltower, Inc., REIT(a)	14,315	1,832,749
		5,492,518
Hotels, Restaurants & Leisure - 4.0%
Aramark	47,853	1,853,347
Chipotle Mexican Grill, Inc., Class A*(a)	30,266	1,743,927
Choice Hotels International, Inc.	13,497	1,758,659
Darden Restaurants, Inc.(a)	11,043	1,812,488
McDonald’s Corp.(a)	5,726	1,743,624
Texas Roadhouse, Inc., Class A(a)	10,225	1,805,735
Wendy’s Co. (The)(a)	100,614	1,762,757
Wyndham Hotels & Resorts, Inc.(a)	22,086	1,725,800
Yum! Brands, Inc.	12,679	1,771,383
		15,977,720
Household Durables - 0.5%
Newell Brands, Inc.	238,856	1,834,414

Household Products - 0.4%
Church & Dwight Co., Inc.(a)	16,769	1,756,050

Industrial Conglomerates - 0.4%
Honeywell International, Inc.(a)	8,180	1,690,888

Insurance - 11.8%
Allstate Corp. (The)(a)	9,407	1,784,038
Aon plc, Class A(a)	4,908	1,698,119
Arch Capital Group Ltd.*(a)	15,542	1,738,839
Assurant, Inc.(a)	8,589	1,708,009
Axis Capital Holdings Ltd.(a)	22,086	1,758,266
Brown & Brown, Inc.(a)	16,769	1,737,268
Chubb Ltd.(a)	6,135	1,769,273
Cincinnati Financial Corp.(a)	12,679	1,725,865
Erie Indemnity Co., Class A(a)	3,681	1,987,077
Everest Group Ltd.(a)	4,499	1,762,843
Hanover Insurance Group, Inc. (The)(a)	12,270	1,817,310
Hartford Financial Services Group, Inc. (The)(a)	15,133	1,779,792
Loews Corp.(a)	21,268	1,681,235
Markel Group, Inc.*(a)	1,227	1,924,648
Marsh & McLennan Cos., Inc.(a)	7,362	1,642,389
Old Republic International Corp.(a)	48,671	1,723,927
Progressive Corp. (The)(a)	6,953	1,764,393
Reinsurance Group of America, Inc.(a)	8,180	1,782,177
RenaissanceRe Holdings Ltd.(a)	6,953	1,893,997
RLI Corp.(a)	11,452	1,774,831
Ryan Specialty Holdings, Inc., Class A(a)	26,585	1,764,978
Selective Insurance Group, Inc.(a)	19,223	1,793,506
Travelers Cos., Inc. (The)(a)	7,771	1,819,346
Unum Group(a)	31,084	1,847,633
W R Berkley Corp.(a)	29,039	1,647,382
White Mountains Insurance Group Ltd.	818	1,387,492
Willis Towers Watson plc	5,726	1,686,479
		47,401,112
Interactive Media & Services - 0.9%
Match Group, Inc.*	45,808	1,733,374
ZoomInfo Technologies, Inc., Class A*	174,643	1,802,316
		3,535,690
IT Services - 3.1%
Accenture plc, Class A	4,908	1,734,880
Akamai Technologies, Inc.*	16,769	1,692,830
Amdocs Ltd.(a)	20,041	1,753,187
Amentum Holdings, Inc.*	11,704	377,454
ASGN, Inc.*(a)	17,996	1,677,767
Cognizant Technology Solutions Corp., Class A(a)	22,086	1,704,597
International Business Machines Corp.(a)	8,589	1,898,856

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
IT Services (continued)
VeriSign, Inc.*(a)	9,407	1,786,954
		12,626,525
Machinery - 1.3%
Allison Transmission Holdings, Inc.	18,814	1,807,461
PACCAR, Inc.(a)	17,996	1,775,845
Snap-on, Inc.(a)	6,135	1,777,371
		5,360,677
Media - 0.9%
Fox Corp., Class A(a)	41,718	1,765,923
TEGNA, Inc.(a)	119,837	1,891,028
		3,656,951
Metals & Mining - 0.8%
Newmont Corp.(a)	32,311	1,727,023
United States Steel Corp.	44,990	1,589,497
		3,316,520
Multi-Utilities - 1.8%
Ameren Corp.(a)	20,859	1,824,328
CMS Energy Corp.(a)	25,358	1,791,036
Consolidated Edison, Inc.(a)	17,178	1,788,745
WEC Energy Group, Inc.(a)	18,405	1,770,193
		7,174,302
Office REITs - 0.4%
COPT Defense Properties, REIT(a)	58,487	1,773,911

Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.(a)	9,407	1,691,755
Devon Energy Corp.	38,037	1,488,007
Diamondback Energy, Inc.(a)	8,589	1,480,744
Exxon Mobil Corp.	14,315	1,678,004
Kinder Morgan, Inc.(a)	79,755	1,761,788
Murphy Oil Corp.(a)	44,990	1,517,963
Occidental Petroleum Corp.(a)	29,857	1,538,830
		11,157,091
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.(a)	35,583	1,841,064
Jazz Pharmaceuticals plc*	14,724	1,640,401
Johnson & Johnson(a)	10,634	1,723,346
Pfizer, Inc.(a)	59,305	1,716,287
Viatris, Inc.	146,013	1,695,211
		8,616,309
Professional Services - 5.1%
Automatic Data Processing, Inc.	6,135	1,697,739
CACI International, Inc., Class A*(a)	3,681	1,857,285
FTI Consulting, Inc.*(a)	7,771	1,768,369
Genpact Ltd.	43,354	1,699,910
Jacobs Solutions, Inc.(a)	11,452	1,499,067
KBR, Inc.(a)	24,949	1,624,928
ManpowerGroup, Inc.(a)	23,313	1,713,972
Paychex, Inc.	13,088	1,756,279
Paycom Software, Inc.(a)	10,634	1,771,305
Paylocity Holding Corp.*	10,634	1,754,291
Science Applications International Corp.(a)	13,088	1,822,766

Professional Services
TriNet Group, Inc.(a)	16,769	1,626,090
		20,592,001
Residential REITs - 1.3%
AvalonBay Communities, Inc., REIT(a)	7,771	1,750,418
Equity LifeStyle Properties, Inc., REIT(a)	24,131	1,721,505
Equity Residential, REIT(a)	23,313	1,735,886
		5,207,809
Retail REITs - 1.3%
Agree Realty Corp., REIT(a)	23,313	1,756,169
Realty Income Corp., REIT(a)	27,403	1,737,898
Regency Centers Corp., REIT	24,131	1,742,982
		5,237,049
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp.*(a)	22,495	1,633,362

Software - 4.5%
Aspen Technology, Inc.*(a)	7,771	1,855,870
BILL Holdings, Inc.*	31,902	1,683,149
CCC Intelligent Solutions Holdings, Inc.*(a)	157,874	1,744,508
Confluent, Inc., Class A*(a)	80,982	1,650,413
Dolby Laboratories, Inc., Class A(a)	23,722	1,815,445
Dropbox, Inc., Class A*(a)	69,939	1,778,549
Fortinet, Inc.*(a)	22,495	1,744,487
Microsoft Corp.(a)	4,090	1,759,927
MicroStrategy, Inc., Class A*	12,270	2,068,722
Roper Technologies, Inc.(a)	3,272	1,820,672
		17,921,742
Specialized REITs - 0.9%
Gaming and Leisure Properties, Inc., REIT(a)	33,538	1,725,530
VICI Properties, Inc., Class A, REIT(a)	51,534	1,716,598
		3,442,128
Specialty Retail - 2.0%
AutoZone, Inc.*(a)	409	1,288,366
Murphy USA, Inc.(a)	3,272	1,612,671
O’Reilly Automotive, Inc.*(a)	1,636	1,884,018
Penske Automotive Group, Inc.(a)	10,225	1,660,744
TJX Cos., Inc. (The)(a)	14,315	1,682,585
		8,128,384
Technology Hardware, Storage & Peripherals - 0.4%
HP, Inc.(a)	47,853	1,716,487

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	20,859	1,735,260
Deckers Outdoor Corp.*(a)	9,816	1,565,161
Lululemon Athletica, Inc.*(a)	6,135	1,664,732
VF Corp.(a)	96,115	1,917,495
		6,882,648

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A(a)	20,859	1,795,125

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.(a)	8,180	1,688,025

Total Common Stocks (Cost $334,157,058)		347,871,310

Total Long Positions (Cost $334,157,058)		347,871,310

Short Positions - (89.4)%

Common Stocks - (89.4)%

Aerospace & Defense - (0.5)%
Axon Enterprise, Inc.	(4,908)	(1,961,237)

Automobiles - (1.7)%
Ford Motor Co.	(155,829)	(1,645,554)
Rivian Automotive, Inc., Class A	(119,837)	(1,344,571)
Tesla, Inc.	(8,180)	(2,140,134)
Thor Industries, Inc.	(15,951)	(1,752,855)
		(6,883,114)
Banks - (3.9)%
Bank OZK	(40,491)	(1,740,708)
Citizens Financial Group, Inc.	(41,309)	(1,696,561)
Comerica, Inc.	(31,084)	(1,862,242)
Pinnacle Financial Partners, Inc.	(17,587)	(1,722,998)
Regions Financial Corp.	(75,665)	(1,765,265)
Synovus Financial Corp.	(38,446)	(1,709,694)
US Bancorp	(38,037)	(1,739,432)
Western Alliance Bancorp	(21,677)	(1,874,844)
Zions Bancorp NA	(35,583)	(1,680,229)
		(15,791,973)
Beverages - (0.8)%
Brown-Forman Corp., Class B	(38,446)	(1,891,543)
Celsius Holdings, Inc.	(43,763)	(1,372,408)
		(3,263,951)
Biotechnology - (2.9)%
Arrowhead Pharmaceuticals, Inc.	(72,802)	(1,410,175)
CRISPR Therapeutics AG	(35,992)	(1,690,904)
Denali Therapeutics, Inc.	(69,530)	(2,025,409)
Intellia Therapeutics, Inc.	(75,665)	(1,554,916)
Moderna, Inc.	(22,086)	(1,476,007)
Natera, Inc.	(14,315)	(1,817,289)
Roivant Sciences Ltd.	(146,831)	(1,694,430)
		(11,669,130)
Broadline Retail - (0.5)%
Kohl’s Corp.	(88,753)	(1,872,688)

Building Products - (3.7)%
Advanced Drainage Systems, Inc.	(11,043)	(1,735,518)
Builders FirstSource, Inc.	(9,816)	(1,902,930)
Carrier Global Corp.	(24,131)	(1,942,304)
Fortune Brands Innovations, Inc.	(22,086)	(1,977,359)
Owens Corning	(9,407)	(1,660,524)
Simpson Manufacturing Co., Inc.	(9,407)	(1,799,277)
Trane Technologies plc	(4,908)	(1,907,887)
Trex Co., Inc.	(26,585)	(1,770,029)
		(14,695,828)
Capital Markets - (5.5)%
BlackRock, Inc.	(2,045)	(1,941,748)
Blackstone, Inc.	(12,270)	(1,878,905)
Blue Owl Capital, Inc., Class A	(98,978)	(1,916,214)
Carlyle Group, Inc. (The)	(42,945)	(1,849,212)
Charles Schwab Corp. (The)	(27,403)	(1,775,989)
Coinbase Global, Inc., Class A	(8,589)	(1,530,302)
Janus Henderson Group plc	(47,035)	(1,790,623)
KKR & Co., Inc.	(14,315)	(1,869,253)
Northern Trust Corp.	(19,632)	(1,767,469)
Robinhood Markets, Inc., Class A	(81,391)	(1,906,177)
T. Rowe Price Group, Inc.	(15,951)	(1,737,542)
TPG, Inc., Class A	(34,356)	(1,977,531)
		(21,940,965)
Chemicals - (2.8)%
Albemarle Corp.	(19,632)	(1,859,347)
Axalta Coating Systems Ltd.	(49,080)	(1,776,205)
Celanese Corp., Class A	(13,088)	(1,779,444)
Chemours Co. (The)	(89,571)	(1,820,083)
Scotts Miracle-Gro Co. (The)	(24,540)	(2,127,618)
Sherwin-Williams Co. (The)	(4,908)	(1,873,236)
		(11,235,933)
Communications Equipment - (0.9)%
Arista Networks, Inc.	(4,908)	(1,883,789)
Lumentum Holdings, Inc.	(30,266)	(1,918,259)
		(3,802,048)
Construction & Engineering - (0.9)%
API Group Corp.	(48,671)	(1,607,117)
Quanta Services, Inc.	(6,135)	(1,829,150)
		(3,436,267)
Construction Materials - (0.5)%
Eagle Materials, Inc.	(6,953)	(2,000,030)

Consumer Finance - (0.8)%
Ally Financial, Inc.	(40,491)	(1,441,074)
SoFi Technologies, Inc.	(223,723)	(1,758,463)
		(3,199,537)
Consumer Staples Distribution & Retail - (1.7)%
Performance Food Group Co.	(23,313)	(1,827,040)
Target Corp.	(11,043)	(1,721,162)
US Foods Holding Corp.	(29,857)	(1,836,205)
Walgreens Boots Alliance, Inc.	(184,050)	(1,649,088)
		(7,033,495)
Containers & Packaging - (0.5)%
Sealed Air Corp.	(50,307)	(1,826,144)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
Diversified Consumer Services - (0.6)%
Duolingo, Inc., Class A	(8,180)	(2,306,924)

Diversified Telecommunication Services - (0.5)%
Frontier Communications Parent, Inc.	(59,714)	(2,121,638)

Electric Utilities - (1.1)%
Constellation Energy Corp.	(8,998)	(2,339,660)
NRG Energy, Inc.	(20,859)	(1,900,255)
		(4,239,915)
Electrical Equipment - (3.1)%
Eaton Corp. plc	(5,726)	(1,897,825)
Generac Holdings, Inc.	(11,043)	(1,754,512)
NEXTracker, Inc., Class A	(42,127)	(1,578,920)
nVent Electric plc	(26,176)	(1,839,126)
Shoals Technologies Group, Inc., Class A	(325,973)	(1,828,708)
Sunrun, Inc.	(83,436)	(1,506,854)
Vertiv Holdings Co., Class A	(21,677)	(2,156,645)
		(12,562,590)
Electronic Equipment, Instruments & Components - (0.5)%
Coherent Corp.	(21,677)	(1,927,302)

Energy Equipment & Services - (1.2)%
ChampionX Corp.	(54,397)	(1,640,070)
Noble Corp. plc	(45,808)	(1,655,501)
Transocean Ltd.	(352,558)	(1,498,371)
		(4,793,942)
Entertainment - (2.0)%
Liberty Media Corp-Liberty Live, Class C	(43,354)	(2,225,361)
Live Nation Entertainment, Inc.	(18,405)	(2,015,163)
ROBLOX Corp., Class A	(39,264)	(1,737,825)
Roku, Inc., Class A	(24,949)	(1,862,692)
		(7,841,041)
Financial Services - (2.8)%
Affirm Holdings, Inc., Class A	(53,579)	(2,187,095)
Block, Inc., Class A	(26,176)	(1,757,195)
PayPal Holdings, Inc.	(24,131)	(1,882,942)
Rocket Cos., Inc., Class A	(85,481)	(1,640,380)
Shift4 Payments, Inc., Class A	(21,268)	(1,884,345)
Toast, Inc., Class A	(70,348)	(1,991,552)
		(11,343,509)
Food Products - (0.4)%
Darling Ingredients, Inc.	(42,127)	(1,565,439)

Gas Utilities - (0.4)%
UGI Corp.	(71,166)	(1,780,573)

Ground Transportation - (2.2)%
Avis Budget Group, Inc.	(20,041)	(1,755,391)
Lyft, Inc., Class A	(149,694)	(1,908,599)
Saia, Inc.	(4,499)	(1,967,233)

Ground Transportation
Uber Technologies, Inc.	(24,131)	(1,813,686)
XPO, Inc.	(14,724)	(1,582,977)
		(9,027,886)
Health Care Equipment & Supplies - (3.5)%
Align Technology, Inc.	(7,362)	(1,872,304)
Edwards Lifesciences Corp.	(24,949)	(1,646,385)
IDEXX Laboratories, Inc.	(3,681)	(1,859,715)
Insulet Corp.	(8,998)	(2,094,284)
Novocure Ltd.	(96,524)	(1,508,670)
Penumbra, Inc.	(8,589)	(1,668,929)
ResMed, Inc.	(7,362)	(1,797,211)
Teleflex, Inc.	(7,362)	(1,820,770)
		(14,268,268)
Health Care Providers & Services - (0.4)%
Guardant Health, Inc.	(66,667)	(1,529,341)

Health Care REITs - (0.4)%
Alexandria Real Estate Equities, Inc., REIT	(15,133)	(1,797,044)

Health Care Technology - (1.0)%
Teladoc Health, Inc.	(244,173)	(2,241,508)
Veeva Systems, Inc., Class A	(8,589)	(1,802,574)
		(4,044,082)
Hotels, Restaurants & Leisure - (3.2)%
Caesars Entertainment, Inc.	(45,808)	(1,912,026)
Carnival Corp.	(101,841)	(1,882,022)
DoorDash, Inc., Class A	(13,497)	(1,926,427)
DraftKings, Inc., Class A	(49,080)	(1,923,936)
Expedia Group, Inc.	(12,270)	(1,816,205)
MGM Resorts International	(45,808)	(1,790,635)
Penn Entertainment, Inc.	(90,389)	(1,704,736)
		(12,955,987)
Household Durables - (0.9)%
Toll Brothers, Inc.	(12,270)	(1,895,592)
TopBuild Corp.	(4,499)	(1,830,238)
		(3,725,830)
Independent Power and Renewable Electricity Producers - (1.6)%
AES Corp. (The)	(100,205)	(2,010,112)
Clearway Energy, Inc., Class C	(60,532)	(1,857,122)
Vistra Corp.	(20,450)	(2,424,143)
		(6,291,377)
Industrial REITs - (0.4)%
Prologis, Inc., REIT	(13,497)	(1,704,401)

Insurance - (0.4)%
Lincoln National Corp.	(53,988)	(1,701,162)

Interactive Media & Services - (0.9)%
Pinterest, Inc., Class A	(55,215)	(1,787,310)
Snap, Inc., Class A	(182,823)	(1,956,206)
		(3,743,516)
IT Services - (0.9)%
Cloudflare, Inc., Class A	(21,268)	(1,720,368)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
IT Services (continued)
MongoDB, Inc., Class A	(7,362)	(1,990,317)
		(3,710,685)
Leisure Products - (0.4)%
Peloton Interactive, Inc., Class A	(360,738)	(1,688,254)

Life Sciences Tools & Services - (1.7)%
10X Genomics, Inc., Class A	(76,892)	(1,736,222)
Charles River Laboratories International, Inc.	(8,589)	(1,691,775)
Illumina, Inc.	(13,088)	(1,706,806)
Repligen Corp.	(11,861)	(1,765,154)
		(6,899,957)
Machinery - (0.9)%
Chart Industries, Inc.	(13,906)	(1,726,291)
ITT, Inc.	(12,679)	(1,895,637)
		(3,621,928)
Media - (0.5)%
Trade Desk, Inc. (The), Class A	(16,769)	(1,838,721)

Metals & Mining - (1.0)%
Alcoa Corp.	(50,716)	(1,956,623)
Freeport-McMoRan, Inc.	(38,446)	(1,919,225)
		(3,875,848)
Mortgage Real Estate Investment Trusts (REITs) - (0.9)%
AGNC Investment Corp.	(169,326)	(1,771,150)
Annaly Capital Management, Inc.	(87,117)	(1,748,438)
		(3,519,588)
Multi-Utilities - (0.9)%
Dominion Energy, Inc.	(31,084)	(1,796,344)
Northwestern Energy Group, Inc.	(32,311)	(1,848,836)
		(3,645,180)
Office REITs - (1.4)%
BXP, Inc., REIT	(23,313)	(1,875,764)
Kilroy Realty Corp., REIT	(47,444)	(1,836,083)
Vornado Realty Trust, REIT	(50,716)	(1,998,210)
		(5,710,057)
Oil, Gas & Consumable Fuels - (2.2)%
Antero Resources Corp.	(65,440)	(1,874,856)
EQT Corp.	(53,170)	(1,948,149)
HF Sinclair Corp.	(35,992)	(1,604,163)
Matador Resources Co.	(30,266)	(1,495,746)
Range Resources Corp.	(58,487)	(1,799,060)
		(8,721,974)
Paper & Forest Products - (0.5)%
Louisiana-Pacific Corp.	(17,996)	(1,933,850)

Passenger Airlines - (0.5)%
Delta Air Lines, Inc.	(42,536)	(2,160,403)

Personal Care Products - (1.2)%
Coty, Inc., Class A	(182,005)	(1,709,027)
elf Beauty, Inc.	(11,452)	(1,248,611)
Estee Lauder Cos., Inc. (The), Class A	(18,814)	(1,875,568)
		(4,833,206)

Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.	(114,111)	(1,676,291)

Professional Services - (1.7)%
Concentrix Corp.	(24,131)	(1,236,714)
Dayforce, Inc.	(29,857)	(1,828,741)
Equifax, Inc.	(5,726)	(1,682,643)
TransUnion	(17,996)	(1,884,181)
		(6,632,279)
Real Estate Management & Development - (2.7)%
CBRE Group, Inc., Class A	(15,133)	(1,883,756)
CoStar Group, Inc.	(22,495)	(1,697,023)
Howard Hughes Holdings, Inc.	(23,313)	(1,805,125)
Jones Lang LaSalle, Inc.	(6,953)	(1,875,989)
Opendoor Technologies, Inc.	(730,474)	(1,460,948)
Zillow Group, Inc., Class C	(30,266)	(1,932,484)
		(10,655,325)
Semiconductors & Semiconductor Equipment - (6.7)%
Advanced Micro Devices, Inc.	(11,452)	(1,879,044)
Amkor Technology, Inc.	(52,761)	(1,614,487)
Broadcom, Inc.	(10,634)	(1,834,365)
Enphase Energy, Inc.	(14,315)	(1,617,881)
Intel Corp.	(86,708)	(2,034,170)
Lam Research Corp.	(2,045)	(1,668,884)
Marvell Technology, Inc.	(24,949)	(1,799,322)
Micron Technology, Inc.	(17,587)	(1,823,948)
MKS Instruments, Inc.	(14,724)	(1,600,646)
Monolithic Power Systems, Inc.	(1,636)	(1,512,482)
NVIDIA Corp.	(13,497)	(1,639,076)
Power Integrations, Inc.	(26,585)	(1,704,630)
Rambus, Inc.	(38,446)	(1,623,190)
SolarEdge Technologies, Inc.	(67,485)	(1,546,081)
Teradyne, Inc.	(12,679)	(1,698,098)
Wolfspeed, Inc.	(141,923)	(1,376,653)
		(26,972,957)
Software - (2.6)%
Braze, Inc., Class A	(38,037)	(1,230,117)
Crowdstrike Holdings, Inc., Class A	(6,544)	(1,835,396)
Palantir Technologies, Inc., Class A	(56,442)	(2,099,642)
Samsara, Inc., Class A	(41,309)	(1,987,789)
UiPath, Inc., Class A	(134,970)	(1,727,616)
Zscaler, Inc.	(8,998)	(1,538,118)
		(10,418,678)
Specialized REITs - (0.9)%
Lamar Advertising Co., Class A, REIT	(14,315)	(1,912,484)
Rayonier, Inc., REIT	(57,669)	(1,855,788)
		(3,768,272)
Specialty Retail - (3.8)%
Bath & Body Works, Inc.	(55,215)	(1,762,463)
CarMax, Inc.	(20,450)	(1,582,421)
Carvana Co., Class A	(11,043)	(1,922,697)
Dick’s Sporting Goods, Inc.	(7,362)	(1,536,449)
Floor & Decor Holdings, Inc., Class A	(15,542)	(1,929,850)
GameStop Corp., Class A	(83,845)	(1,922,566)
RH	(6,544)	(2,188,510)
Vitamin Oldco Holdings, Inc.‡	(6,956)	—

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail (continued)
Wayfair, Inc., Class A	(40,082)	(2,251,807)
		(15,096,763)
Technology Hardware, Storage & Peripherals - (0.8)%
Dell Technologies, Inc., Class C	(15,542)	(1,842,348)
Super Micro Computer, Inc.	(3,272)	(1,362,461)
		(3,204,809)
Trading Companies & Distributors - (1.3)%
Core & Main, Inc., Class A	(34,356)	(1,525,406)
United Rentals, Inc.	(2,454)	(1,987,078)
WESCO International, Inc.	(10,634)	(1,786,299)
		(5,298,783)
Water Utilities - (0.4)%
American Water Works Co., Inc.	(12,270)	(1,794,365)

Total Common Stocks (Proceeds $(367,827,734))		(359,562,280)

Total Short Positions (Proceeds $(367,827,734))		(359,562,280)

Total Investments - (2.9)% (Net Cost and Proceeds $(33,670,676))		(11,690,970)
Other assets less liabilities - 102.9%		414,091,058
Net Assets - 100.0%		402,400,088

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $155,929,223.
‡	Security fair valued as of September 30, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2024

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	61,448,812	10/1/2025	Morgan Stanley	5.18%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	8,124,542
USD	(63,218,634)	10/1/2025	Morgan Stanley	4.43%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	(5,110,869)
							3,013,673

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources.
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2024 (Unaudited)

Investment Valuation

The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Fund have the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2024 for the Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$347,871,310	$—	$—	*	$347,871,310
Liabilities
Common Stocks**	(359,562,280)	—	—		(359,562,280)
Total Investments	$(11,690,970)	$—	$—		$(11,690,970)
Other Financial Instruments
Assets
Swap Agreement***	$—	$8,124,542	$—		$8,124,542
Liabilities
Swap Agreement***	$—	$(5,110,869)	$—		$(5,110,869)
Total Other Financial Instruments	$—	$3,013,673	$—		$3,013,673

*	Security has zero value.
**	See Schedule of Investments for segregation by industry.
***	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.

The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.